Goodwill - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill	$ 2,674	$ 2,767	$ 2,031
Reporting Units Body exteriors and structures [Member]
Goodwill [Line Items]
Goodwill	$ 202
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	1.00%
Reporting Units Power And Vision Segment [Member]
Goodwill [Line Items]
Goodwill	$ 688
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	4.00%
Increasing Discount Rate [Member] | Reporting Units Body exteriors and structures [Member]
Goodwill [Line Items]
Reporting Unit, Percentage of Fair Value Below Carrying Amount	5.00%
Reporting Unit, Amount of Fair Value Below Carrying Amount	$ 300
Increasing Discount Rate [Member] | Reporting Units Power And Vision Segment [Member]
Goodwill [Line Items]
Reporting Unit, Percentage of Fair Value Below Carrying Amount	6.00%
Reporting Unit, Amount of Fair Value Below Carrying Amount	$ 120
Decreasing Terminal Growth Rate [Member] | Reporting Units Body exteriors and structures [Member]
Goodwill [Line Items]
Reporting Unit, Percentage of Fair Value Below Carrying Amount	3.00%
Reporting Unit, Amount of Fair Value Below Carrying Amount	$ 170
Decreasing Terminal Growth Rate [Member] | Reporting Units Power And Vision Segment [Member]
Goodwill [Line Items]
Reporting Unit, Percentage of Fair Value Below Carrying Amount	1.00%
Reporting Unit, Amount of Fair Value Below Carrying Amount	$ 40